Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities
Net loss	$ (6,881,812)	$ (9,838,317)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative liability	(2,082,703)	739,375
Interest accretion	29,045	176,488
Stock-based compensation	1,231,250	2,340,876
Gain on extinguishment of debt	(268,334)	0
Unrealized foreign exchange loss (gain)	(120,876)	(598,929)
Changes in operating assets and liabilities:
Receivables	(390,273)	(8,945)
Prepaids and other current assets	(91,644)	(110,873)
Accounts payable and accrued liabilities	487,935	979,040
Shares to be issued	150,000	0
Net cash used in operating activities	(7,937,412)	(6,321,285)
Cash flows from investing activities
Proceeds from (purchase of) the sale of short term investment	378,000	(378,000)
Net cash provided by (used in) investing activities	378,000	(378,000)
Cash flows from financing activities
Cash acquired on recapitalization	0	23,904
Proceeds from the issuance of common stock, net	7,636,910	6,637,203
Proceeds from shares to be issued	0	39,545
Exercise of warrants and stock options	54,426	0
Proceeds from issuance of convertible debt	2,000,000	632,076
Proceeds from issuance of promissory note	200,000	0
Repayment of promissory note	(200,000)	0
Proceeds from bridge loan	0	150,000
Net cash provided by financing activities	9,691,336	7,482,728
Effect of foreign exchange rate changes on cash	93,120	(380,518)
Net change in cash and cash equivalents	2,225,044	402,925
Cash and cash equivalents, beginning of the period	418,893	15,968
Cash and cash equivalents, end of the period	2,643,937	418,893
Supplemental cash flow information
Interest paid in cash	1,651	11,144
Income taxes paid in cash	$ 0	$ 0